DEFERRED CONSIDERATION (Details) € in Thousands			12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€) Y	Dec. 31, 2023 EUR (€) Y	Dec. 31, 2022 EUR (€) Y
Disclosure of detailed information about business combination [line items]
Deferred consideration			€ 1,513	€ 1,176
Deferred consideration - Noncurrent			1,426	2,121
Accretion expense			(403)	(316)
(Loss) gain on remeasurement of deferred consideration			€ (440)	€ 804
Minimum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y	0.42		0.08	0.09
Maximum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y	2.00		0.58	1.68
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Deferred consideration			€ 1,513	€ 1,176
Deferred consideration - Noncurrent			1,426	2,121
Period over which equity interest of acquirer is issuable		3 years
Value of common shares to be issued as consideration		€ 4,003	4,003
Expected dividend yield (%)		0.00%
Accretion expense			403	316
(Loss) gain on remeasurement of deferred consideration			€ (440)	€ 804
Spin Games LLC | Minimum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)		71.40%
Expected life of options (years) | Y		1
Spin Games LLC | Maximum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)		80.90%
Expected life of options (years) | Y		3